Lease (Tables)	12 Months Ended
Dec. 31, 2019
Lease
Summary of movements in right of use assets

Buildings
As at 1 January 2019 (Predecessor)	1,776,102
Additions	23,531
Fair value adjustment arising from the Business Combination	112,814
Modification	5,351
Depreciation charge	(144,791)
As at 31 December 2019 (Successor)	1,773,007

Summary of movements in lease liabilities

Buildings
Carrying amount at 1 January 2019 (Predecessor)	1,815,187
New leases	23,531
Modification	5,262
Accretion of interest recognized during the period	106,239
Payments	(177,566)
Accrued but unpaid rent	(20,950)
Carrying amount at 31 December 2019 (Successor)	1,751,703
Analyzed into:
Current portion	90,521
Non-current portion	1,661,182

Schedule of amounts recognized in profit or loss in relation to leases

	Period from 19	Period from 1
	December to 31	January to 18
	December 2019	December 2019
	Successor (NFH)	Predecessor (HHH)
Interest on lease liabilities	3,716	102,523
Depreciation charge of right-of-use assets	5,329	139,462
Expense relating to short-term leases (included in lease and rental expenses)	730	12,533
Expense relating to leases of low-value assets (included in lease and rental expenses)	9	634
Total amount recognized in profit or loss	9,784	255,152

Schedule of variable and minimum lease payments including the magnitude in relation to fixed payments

Period from 19 December to 31 December 2019 Successor (NFH)	Fixed payments

Fixed rent	9,702

Period from 1 January to 18 December 2019 Predecessor (HHH)	Fixed payments

Fixed rent	147,864
Variable rent with minimum payment	20,000
167,864